Related Party Transaction - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Interest expense related party	¥ 1,626	¥ 0	¥ 16,294